Long-term debt - Financing obligations (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
MacKellar
Debt Instrument [Line Items]
Financing obligations	$ 173,430
Financing obligations, payments	73,657
Financing obligations
Debt Instrument [Line Items]
Debt instrument related obligations				$ 233,668
Financing obligations, payments		$ 73,657
Financing obligations | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Debt instrument related obligations			$ 114,930
Financing obligations | Minimum | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Interest rate			5.56%
Financing obligations | Minimum | Financing Obligations Expiring Between March 2024 And October 2028
Debt Instrument [Line Items]
Interest rate			1.99%
Financing obligations | Minimum | Financing Obligations Expiring September 2029
Debt Instrument [Line Items]
Interest rate			6.72%
Financing obligations | Maximum | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Interest rate			7.92%
Financing obligations | Maximum | Financing Obligations Expiring Between March 2024 And October 2028
Debt Instrument [Line Items]
Interest rate			8.11%
Financing obligations | Maximum | Financing Obligations Expiring September 2029
Debt Instrument [Line Items]
Interest rate			7.17%
Financing obligations | MacKellar
Debt Instrument [Line Items]
Financing obligations	$ 173,430
Equipment financing
Debt Instrument [Line Items]
Financing obligations		$ 162,266	$ 197,018	162,266
Financing obligations, payments			$ 77,363	$ 110,306